Note 9 - Capital Stock (Details) - Summary of Option Activity (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of Option Activity [Abstract]
Outstandin. Sharesg (in Shares)	1,611,333	1,083,333
Outstanding Weighted Avg. Exercise Price	$ 1.30	$ 1.41
Outstanding Weighted Avg. Grant Date Value	$ 0.85	$ 0.88
Granted. Shares (in Shares)	1,253,026	528,000
Granted Weighted Avg. Exercise Price	$ 1.00	$ 1.09
Granted Weighted Avg. Grant Date Value	$ 1.00	$ 0.77
Exercised. Shares (in Shares)	100
Exercised. Exercise Price	$ 1.00
Exercised. Grant Date Value	$ 1.00
Outstandin. Sharesg (in Shares)	2,864,259	1,611,333
Outstanding Weighted Avg. Exercise Price	$ 1.16	$ 1.30
Outstanding Weighted Avg. Grant Date Value	$ 0.91	$ 0.85